Restricted Cash and Investments	12 Months Ended
Jun. 30, 2021
Restricted Cash and Investments [Abstract]
Restricted Cash And Investments	RESTRICTED CASH AND INVESTMENTS

	SA Rand
Figures in million	2021	2020
Restricted cash	216	169
Restricted investments	5 083	3 535
Total restricted cash and investments	5 299	3 704
Current portion of restricted cash and investments	67	62
Non-current portion of restricted cash and investments	5 232	3 642
Restricted cash

	SA Rand
Figures in million	2021	2020
Non-current (a)	149	107
Current (b)	67	62
Total restricted cash	216	169

(a)    The amount primarily relates to funds set aside to serve as collateral against guarantees made to the Department of Mineral Resources and Energy (DMRE) in South Africa for environmental and rehabilitation obligations. Refer to note 26. The funds are invested in short-term money market funds and call accounts.

(b)    Cash of R23 million (2020: R22 million) relates to monies released from the environmental trusts as approved by the DMRE which may only be used for further rehabilitation. Cash of R29 million (2020: R32 million) relates to monies set aside for affected communities in the group’s PNG operations. Cash of R15 million (2020: R8 million) relates to monies held by Harmony Gold Community Trust.
Restricted investments

	SA Rand
Figures in million	2021	2020
Investments held by environmental trust funds	5 064	3 513
Investments held by the Social Trust Fund	19	22
Total restricted investments (non-current)	5 083	3 535

Environmental trust funds

Accounting policy
Contributions are made to the group's environmental trust funds, created in accordance with statutory requirements, to fund the estimated cost of pollution control, rehabilitation and mine closure at the end of the life of the group's mines. The trusts are consolidated into the group as the group exercises control of the trusts. The measurement of the investments held by the trust funds is dependent on their classification under financial assets. Income received and gains are treated in accordance with these classifications. The equity-linked notes and investment in unit trusts are classified and measured at fair value through profit or loss while the equity investments are classified and measured at fair value through other comprehensive income. Interest-bearing short-term investments as well as investment in government bonds are classified and measured as debt instruments at amortised cost.

The environmental trust funds are irrevocable trusts under the group's control. Contributions to the trusts are invested in various instruments which include the following: listed equity securities, unit trusts, government bonds, interest-bearing short-term and medium-term cash investments and medium term equity-linked notes. The equity-linked notes are issued by commercial banks that provide guaranteed interest and additional interest or growth linked to the growth of the Top 40 index of the JSE. These investments provide for the estimated cost of rehabilitation at the end of the life of the group's mines. Income earned on the investments is retained in the funds and reinvested.
17     RESTRICTED CASH AND INVESTMENTS continued
Restricted investments continued
Environmental trust funds continued
The environmental trust funds consist of:

	SA Rand
Figures in million	2021	2020
Fixed deposits	3 091	2 632
Cash and cash equivalents	124	66
Equity-linked deposits	1 325	815
Government bonds	225	—
Equity investments	252	—
Collective investment scheme (unit trusts)	47	—
Total environmental trust funds	5 064	3 513
The increase in the balance relates primarily to the acquisition of the Mponeng operations and related assets.

Reconciliation of the movement in the investments held by environmental trust funds:

	SA Rand
Figures in million	2021	2020
Balance at beginning of year	3 513	3 273
Acquisition (a)	1 268	—
Interest income	174	163
Fair value gain	138	77
Dividend received	5	—
Equity-linked deposits acquired/(matured)	400	(490)
(Maturity)/acquisition of fixed deposits	(428)	456
Net transfer of cash and cash equivalents	28	34
Withdrawal of funds for rehabilitation work performed	(34)	—
Balance at end of year	5 064	3 513
(a)    Refer to note 14 for further detail on the acquisition of Mponeng operations and related assets. These funds were invested in money market, unit trusts, listed equity securities and government bonds.

The Social Trust Fund
The Social Trust Fund is an irrevocable trust under the group's control. The purpose of the trust is to fund the social plan to reduce the negative effects of restructuring on the group's workforce, to put measures in place to ensure that the technical and life skills of the group's workforce are developed and to develop the group's workforce in such a manner as to avoid or minimise the effect of job losses and a decline in employment through turnaround or redeployment strategies.

The Social Trust Fund investment comprises a unit trust portfolio that is exposed to the fair value changes in the equity market and is classified as a fair value through profit or loss investment.